Goodwill and Intangible Assets - Schedule of Changes in Carrying Value of Goodwill By Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 948,832	$ 908,376
Additions		36,857
Exchange rate fluctuations	1,804	3,599
Goodwill, ending balance	950,636	948,832
Trilogy International (Trilogy)
Goodwill [Roll Forward]
Additions		36,900
Operating Segments | Americas
Goodwill [Roll Forward]
Goodwill, beginning balance	492,459	458,283
Additions		32,024
Exchange rate fluctuations	1,079	2,152
Goodwill, ending balance	493,538	492,459
Operating Segments | EMEA
Goodwill [Roll Forward]
Goodwill, beginning balance	367,708	362,966
Additions		3,569
Exchange rate fluctuations	615	1,173
Goodwill, ending balance	368,323	367,708
Operating Segments | APAC
Goodwill [Roll Forward]
Goodwill, beginning balance	88,665	87,127
Additions		1,264
Exchange rate fluctuations	110	274
Goodwill, ending balance	$ 88,775	$ 88,665